Commitments and Contingent Liabilities (Changes In Accrued Liability For Environmental Matters) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Changes in Accrued Liability for Environmental Matters
Balance at beginning of year	$ 17.7	$ 6.6	$ 6.6	$ 10.7
Expense	0.6	8.0	8.0	1.2
Reversal of reserves	(0.1)	(1.6)	(1.6)	(4.3)
Cash expenditures	(2.3)	(2.4)	(2.4)	(1.5)
Assumed remediation liability in exchange for cash	0	7.5	7.5	0
Currency translation	0.3	(0.4)	(0.4)	0.5
Balance at end of year	$ 16.2	$ 17.7	$ 17.7	$ 6.6